SCHEDULE OF RESTATEMENT ON CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Details) - Youlife International Holdings Inc [Member] ¥ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Total deficit	$ (49,965)	¥ (363,112)	$ (47,364)	¥ (336,281)			¥ (384,429)
Common Stock [Member]
Total deficit	21	149		149	¥ 149		149	¥ 152
Additional Paid-in Capital [Member]
Total deficit	24,197	175,847		177,547	226,278		226,278	74,008
AOCI Attributable to Parent [Member]
Total deficit	(78,035)	(567,096)		(549,812)			(647,669)	(423,496)
Total (Member)
Total deficit	(52,715)	(383,094)		(362,930)	(374,342)		(413,020)	(341,754)
Total Shareholders Equity [Member]
Total deficit	$ (49,965)	¥ (363,112)	$ (47,364)	(336,281)	¥ (346,049)	$ (54,146)	(384,429)	¥ (308,466)
Previously Reported [Member]
Total deficit				669,767			621,619
Previously Reported [Member] | Common Stock [Member]
Total deficit				230			230
Previously Reported [Member] | Additional Paid-in Capital [Member]
Total deficit				1,431,232			1,479,963
Previously Reported [Member] | AOCI Attributable to Parent [Member]
Total deficit				(797,530)			(895,387)
Previously Reported [Member] | Total (Member)
Total deficit				643,118			593,028
Previously Reported [Member] | Total Shareholders Equity [Member]
Total deficit				669,767			621,619
Revision of Prior Period, Reclassification, Adjustment [Member]
Total deficit				(1,006,048)			(1,006,048)
Revision of Prior Period, Reclassification, Adjustment [Member] | Common Stock [Member]
Total deficit				(81)			(81)
Revision of Prior Period, Reclassification, Adjustment [Member] | Additional Paid-in Capital [Member]
Total deficit				(1,253,685)			(1,253,685)
Revision of Prior Period, Reclassification, Adjustment [Member] | AOCI Attributable to Parent [Member]
Total deficit				247,718			247,718
Revision of Prior Period, Reclassification, Adjustment [Member] | Total (Member)
Total deficit				(1,006,048)			(1,006,048)
Revision of Prior Period, Reclassification, Adjustment [Member] | Total Shareholders Equity [Member]
Total deficit				¥ (1,006,048)			¥ (1,006,048)